Shareholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 5 - SHAREHOLDERS’ EQUITY (DEFICIT):

The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares
	June 30, 2021		December 31, 2020
	Unaudited
	Authorized	Issued and outstanding	Authorized		Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	13,464,746	2,000,000,000	*	9,103,924	*
Warrants**	3,450,000	3,450,000	-		-

(*)	After giving effect to the reverse stock split of 18:1 on October 29, 2020 and reverse stock split of 5:1 on March 25, 2021 (see below).

(**)	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.

On October 29, 2020, the Company shareholders approved, a one-for-18 consolidation (hereinafter referred to as the reverse stock split of 18:1) of the Company’s ordinary shares pursuant to which holders of the ordinary shares received one ordinary share for every 18 ordinary share held. In addition, on March 25, 2021, the Company’s shareholders approved, a one-for-5 consolidation (hereinafter referred to as a reverse stock split of 5:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 5 ordinary share held.

On June 29, 2021, the Company closed its initial public offering of 3,000,000 units. Each unit consisted of one Ordinary Shares and one warrant to purchase one ordinary share at a price to the public of $5 per unit. The gross proceeds to the Company from the initial public offering were $15,000 before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The total issue expenses were in the amount of $2,150 whereas only the costs attributable to the offer of new shares are deducted from equity.

The Company also granted an option to the underwriter to purchase up to 450,000 additional ordinary shares and/or warrants at the public offering price less the underwriting discount. The underwriters exercise the option to purchase 450,000 warrants.

The Warrant were immediately exercisable on the date of issuance at an exercise price of $6.25 per ordinary share (125% of the public offering price per Unit) and will expire four years from the date of issuance.

In addition, and upon the consummation of the Company’s initial public offering, the Company issued 305,267 ordinary shares upon the conversion of approximately $1,200 of outstanding debt (part of the Company short- and long-term loans) associated with the Company’s acquisition of CardioStaff in November 2017, which was calculated based upon 80% of the public offering price of $5 per unit in the initial public offering.

The Company issued 1,055,555 ordinary shares at par value of $0.09 to the Company’s CEO, Dr. Yacov Geva, as part of a bonus for completing the Company’s initial public offering.